CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares Share capital	Ordinary shares	Series A convertible preferred shares Share capital	Additional paid-in capital	Share option reserve	Exchange fluctuation reserve	Accumulated losses	Total
At the beginning at Dec. 31, 2021	$ 4		$ 10,980	$ 6,415	$ 7,606	$ (1,002)	$ (209,431)	$ (185,428)
Net Loss							(58,790)	(58,790)
Exchange differences on translation of the financial statements of subsidiaries						(3,157)		(3,157)
Share-based compensation					6,082			6,082
At the end at Dec. 31, 2022	4	$ 3	10,980	6,415	13,688	(4,159)	(268,221)	(241,293)
Net Loss							(104,871)	(104,871)
Exchange differences on translation of the financial statements of subsidiaries						(82)		(82)
Issuance of ordinary shares	1	1		91,779				91,780
Conversion of Financial liabilities at FVTPL	5	5		329,534				329,539
Conversion of Series A convertible preferred shares	1	1	$ (10,980)	10,979
Share-based compensation					4,330			4,330
At the end at Dec. 31, 2023	$ 11	$ 10		$ 438,707	$ 18,018	$ (4,241)	$ (373,092)	$ 79,403